DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Description of Business (Details) $ in Millions, ₽ in Billions, ¥ in Billions					1 Months Ended		2 Months Ended	12 Months Ended
	Jul. 12, 2024 CNY (¥) shares	Jul. 12, 2024 USD ($) shares	May 17, 2024 CNY (¥) shares	May 17, 2024 USD ($) shares	Jul. 31, 2024 shares	May 31, 2024 shares	Jul. 15, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	May 17, 2024 RUB (₽)	May 17, 2024 USD ($)	Feb. 05, 2024 Closing
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Group's consolidated revenues (as a percentage)								95.00%
Group's consolidated assets (as a percentage)								95.00%
Discontinued operation disposed of by sale | Disposal of businesses in Russia and certain international markets
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of closings | Closing											2
Ownership interest sold at first closing (as a percent)	68.00%	68.00%	68.00%	68.00%
Cash and cash equivalents | $								$ 960.0		$ 1,174.9
Proceeds from disposal of business	¥ 1.3	$ 200.0	¥ 17.8	$ 2,400.0			$ 2,600.0
Remaining minority interest			28.00%	28.00%
Total consideration | ₽									₽ 237.5
Discontinued operation disposed of by sale | Disposal of businesses in Russia and certain international markets | Common Class A
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Consideration in shares | shares	94,853,603	94,853,603	67,632,122	67,632,122	162,485,725	162,485,725	162,485,725